Other current assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other Current Assets [Abstract]
Value-added tax	$ 12,424	$ 17,924
Prepaid expenses	43,284	27,816
Other short-term receivables	4,527	1,244
Total	$ 60,235	$ 46,984